Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative financial instruments
Schedule of derivative financial instruments

	Notional	Notional
	amount	amount	Assets	Liabilities
	Buy	Sell
Derivatives carried at fair value:
Crypto structured products

December 31, 2024
To customers
Call option	7	34,141	1,554	2
Put option	—	3,873	—	20

To related party
Call option	7	34,141	2	1,554
Put option	—	3,873	20	—
	14	76,028	1,576	1,576

June 30, 2025
To customers
Call option	35	15,014	4	1,592
Put option	10	4,852	1	—

To related party
Call option	35	15,014	1,592	4
Put option	10	4,852	—	1
	90	39,732	1,597	1,597